Share-based awards - Summary of RSU and PSU Activity (Details)	3 Months Ended
Mar. 31, 2022 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	154,190
Granted (in shares) | shares	51,949
Shares vested (in shares) | shares	(42,409)
Forfeited (in shares) | shares	(285)
Outstanding at end of period (in shares) | shares	163,445
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 160.23
Granted (in USD per share) | $ / shares	231.68
Shares vested (in USD per share) | $ / shares	140.38
Forfeited (in USD per share) | $ / shares	140.18
Outstanding at end of period (in USD per share) | $ / shares	$ 186.77
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	572,785
Granted (in shares) | shares	26,000
Shares vested (in shares) | shares	(32,360)
Forfeited (in shares) | shares	(24,599)
Outstanding at end of period (in shares) | shares	541,826
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 191.20
Granted (in USD per share) | $ / shares	231.68
Shares vested (in USD per share) | $ / shares	166.85
Forfeited (in USD per share) | $ / shares	200.16
Outstanding at end of period (in USD per share) | $ / shares	$ 194.19